Segmented Information (Tables)	12 Months Ended
Oct. 31, 2024
Segmented Information [abstract]
Summary of Results by Business Segment
The following table summarizes the segment

results for the years ended October 31, 2024

and October 31, 2023.
Results by Business Segment 1,2
(millions of Canadian dollars) For the years ended
October 31, 2024
Canadian
Personal and Wealth
Commercial U.S. Management Wholesale
Banking Retail and Insurance Banking 3 Corporate 3 Total
Net interest income (loss) $ 15,697 $ 11,600 $ 1,226 $ 582 $ 1,367 $ 30,472
Non-interest income (loss) 4,093 2,113 12,309 6,704 1,532 26,751
Total revenue 19,790 13,713 13,535 7,286 2,899 57,223
Provision for (recovery of)
credit losses 1,755 1,532 – 317 649 4,253
Insurance service expenses – – 6,647 – – 6,647
Non-interest expenses

8,010 12,615 4,285 5,576 5,007 35,493
Income (loss) before income taxes
and share of net income from
investment in Schwab 10,025 (434) 2,603 1,393 (2,757) 10,830
Provision for (recovery of)
income taxes 2,806 200 648 275 (1,238) 2,691
Share of net income from

investment in Schwab
4,5 – 709 – – (6) 703
Net income (loss) $ 7,219 $ 75 $ 1,955 $ 1,118 $ (1,525) $ 8,842
October 31, 2023
Net interest income (loss) $ 14,192 $ 12,029 $ 1,064 $ 1,538 $ 1,121 $ 29,944
Non-interest income (loss) 4,125 2,261 10,566 4,280 (486) 20,746
Total revenue 18,317 14,290 11,630 5,818 635 50,690
Provision for (recovery of)
credit losses 1,343 928 1 126 535 2,933
Insurance service expenses – – 5,014 – – 5,014
Non-interest expenses

7,700 8,079 3,908 4,760 5,408 29,855
Income (loss) before income taxes
and share of net income

from investment in Schwab 9,274 5,283 2,707 932 (5,308) 12,888
Provision for (recovery of)

income taxes
2,586 658 706 162 (994) 3,118
Share of net income from
investment in Schwab 4,5 – 939 – – (75) 864
Net income (loss) $ 6,688 $ 5,564 $ 2,001 $ 770 $ (4,389) $ 10,634
Certain amounts for the year ended October 31, 2023 have been restated for the adoption of IFRS 17. Refer to

Note 4 for details.
2
The retailer program partners’

share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’

net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss).

The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
3
Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale

Banking is reversed in the Corporate segment.
4
The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s Federal

Deposit Insurance Corporation special assessment charge are recorded in the Corporate segment.
5
The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note

12 for further details.
Total Assets by Business Segment 1
(millions of Canadian dollars) Canadian
Personal and Wealth
Commercial Management Wholesale
Banking U.S. Retail and Insurance Banking Corporate
Total

As at October 31, 2024
Total assets $ 584,468 $ 606,572 $ 23,217 $ 686,795 $ 160,699 $ 2,061,751
As at October 31, 2023
Total assets $ 560,303 $ 561,350 $ 22,293 $ 673,398 $ 137,795 $ 1,955,139
Certain balances as at October 31, 2023 have been restated for the adoption of IFRS 17 (refer to Note 4 for details)

and restated to reflect assets in the U.S. Retail Segment that were reported in the Corporate Segment (with no impact on the measurement of the related total assets in the Bank’s

Consolidated Financial Statements).

Summary of Results by Geographic Location
RESULTS BY GEOGRAPHY
For reporting of geographic results, segments

are grouped into Canada, United States,

and Other international. Transactions are primarily

recorded in the location
responsible for recording the revenue or assets.

This location frequently corresponds

with the location of the legal entity through which

the business is conducted
and the location of the customer.
Results by Geography 1
(millions of Canadian dollars) For the years ended As at

October 31 October 31

2024 2024
Total revenue Total assets
Canada $ 31,453 $ 1,146,243
United States 22,097 749,353
Other international 3,673 166,155
Total $ 57,223 $ 2,061,751
2023 2023
Canada $ 29,159 $ 1,043,638
United States 18,267 763,332
Other international 3,264 148,169
Total $ 50,690 $ 1,955,139
Certain amounts have been restated for the adoption of IFRS 17 as at and for the year ended October 31, 2023.

Refer to Note 4 for details.